Consolidated Statements of Financial Position - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 6,369	$ 4,857
Accounts receivable	4,794	5,635
Inventories	2,900	3,221
Prepaid expenses	1,143	1,134
Total current assets	15,206	14,847
Non-current assets:
Property and equipment	736	1,187
Intangible assets	8,940	10,624
Goodwill	3,102	3,177
Other assets	75	63
Total non-current assets	12,853	15,051
Total assets	28,059	29,898
Current liabilities:
Accounts payable and accrued liabilities	7,603	7,128
Royalty obligation	0	179
Acquisition payable	0	677
Income taxes payable	16	60
Current portion of lease obligations	315	346
Total current liabilities	7,934	8,390
Non-current liabilities
Lease obligations	229	503
Total non-current liabilities	229	503
Total liabilities	8,163	8,893
Equity:
Share capital	81,014	80,917
Contributed surplus	10,723	10,476
Accumulated other comprehensive loss	(5,989)	(5,458)
Deficit	(65,852)	(64,930)
Total equity	19,896	21,005
Total liabilities and equity	$ 28,059	$ 29,898